Assets Held for Sale - Narrative (Details) $ in Thousands	3 Months Ended				12 Months Ended
	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Assets Held for Sale] [Line Items]
Assets Held For Sale, non-current	$ 77,536				$ 77,536	$ 0
Proceeds from sale of assets held for sale					84,241	0	$ 44,340
Gain (Loss) on sale of assets					37,289		17,701
Write off of deferred financing costs					681	$ 0	470
Gain (Loss) on Disposition of Assets	$ 0	$ 0	$ 0	$ (7,509)			$ (17,354)
Write down of assets held for sale					25,248
KamsarmaxMember [Domain]
Assets Held for Sale] [Line Items]
Gain (Loss) on Disposition of Assets					$ 7,400
Kamsarmax
Assets Held for Sale] [Line Items]
Vessels sold					2
Proceeds from sale of assets held for sale					$ 48,000
Ultramax pool [Member]
Assets Held for Sale] [Line Items]
Vessels sold					4
Proceeds from sale of assets held for sale					$ 37,900
Gain (Loss) on Disposition of Assets					4,700
Write down of assets held for sale					$ 25,200